Notes to the Consolidated Statements of Operations - Other operating income (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Notes to the Consolidated Statements of Operations
Compensation for CMO/Materials transfer	€ 259	€ 949	€ 1,803	€ 33,961
Reimbursement claim		610		610
Sale of equipment	176		484	310
Grants and other reimbursements from government agencies and similar bodies	237	35	239	104
Other	770	177	922	222
Total	€ 1,442	€ 1,771	€ 3,448	€ 35,207